Accumulated other comprehensive income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2011	Jan. 30, 2010	Jan. 28, 2012	Nov. 10, 2009
Accumulated Other Comprehensive Income Loss [Line Items]
Decrease in noncontrolling interest	$ (21)	$ (66)
Toys - Japan
Accumulated Other Comprehensive Income Loss [Line Items]
Additional ownership interest	9.00%	28.00%	9.00%	28.00%
Decrease in noncontrolling interest	$ 30	$ 82